Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares	Jan. 02, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year(1) (a)	Summary Compensation Table Total for PEO(5) (b)	Compensation Actually Paid to PEO(3) (c)	Average Summary CompensationTable Total for Non-PEO NEOs(5) (d)	Average CompensationActually Paid to Non-PEO NEOs(3) (e)	KTB Total Shareholder Return (f)	S&P 1500 Apparel Retail Index Total Shareholder Return(2) (g)	KTB GAAP Net Income ($) (h)	KTB Adjusted EPS(4) (i)

2023	$9,941,061	$18,546,137	$2,717,892	$4,536,644	$169.98	$161.65	$230,994,000	$4.26
2022	$11,412,428	$10,073,865	$3,175,275	$3,019,955	$104.55	$130.00	$245,493,000	$4.49
2021	$9,979,870	$15,136,974	$2,375,813	$2,968,532	$127.77	$131.74	$195,423,000	$4.28
2020	$6,222,014	$5,245,625	$1,742,947	$1,477,039	$98.08	$112.02	$67,923,000	$2.61

Named Executive Officers, Footnote	Our Chief Executive Officer, Scott H. Baxter, served as our Principal Executive Officer (“PEO”) in 2023, 2022, 2021 and 2020. Our other NEOs (“Non-PEO NEOs”) included:
a.For 2023, Joseph A. Alkire (who served for four months in 2023), Thomas L. Doerr, Jr, Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
b.For 2022, Thomas L. Doerr, Jr. (who served for seven months in 2022), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
c.For 2021, Laurel E. Krueger (who served for eight months in 2021), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
d.For 2020, Laurel E. Krueger, Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
	2.
PEO Total Compensation Amount	$ 9,941,061	$ 11,412,428	$ 9,979,870	$ 6,222,014
PEO Actually Paid Compensation Amount	$ 18,546,137	10,073,865	15,136,974	5,245,625
Adjustment To PEO Compensation, Footnote	For each year, the values included in columns (c) and (e) for the compensation actually paid to our PEO and the average compensation paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	2023		2022		2021		2020
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Summary Compensation Table Total (columns (b) and (d))	$9,941,061	$2,717,892	$11,412,428	$3,175,275	$9,979,870	$2,375,813	$6,222,014	$1,742,947
+/- Net Change in Pension	$0	$0	$0	$0	$0	$0	$0	$0
+/- Net Change in Stock Awards	$8,605,076	$1,818,752	$(1,338,563)	$(155,320)	$5,097,130	$593,381	$(832,067)	$(244,350)
+/- Net Change in Option Awards	$0	$0	$0	$0	$59,974	$(662)	$(144,322)	$(21,558)
Compensation Actually Paid	$18,546,137	$4,536,644	$10,073,865	$3,019,955	$15,136,974	$2,968,532	$5,245,625	$1,477,039

Non-PEO NEO Average Total Compensation Amount	$ 2,717,892	3,175,275	2,375,813	1,742,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,536,644	3,019,955	2,968,532	1,477,039
Adjustment to Non-PEO NEO Compensation Footnote	For each year, the values included in columns (c) and (e) for the compensation actually paid to our PEO and the average compensation paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	2023		2022		2021		2020
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs

Summary Compensation Table Total (columns (b) and (d))	$9,941,061	$2,717,892	$11,412,428	$3,175,275	$9,979,870	$2,375,813	$6,222,014	$1,742,947
+/- Net Change in Pension	$0	$0	$0	$0	$0	$0	$0	$0
+/- Net Change in Stock Awards	$8,605,076	$1,818,752	$(1,338,563)	$(155,320)	$5,097,130	$593,381	$(832,067)	$(244,350)
+/- Net Change in Option Awards	$0	$0	$0	$0	$59,974	$(662)	$(144,322)	$(21,558)
Compensation Actually Paid	$18,546,137	$4,536,644	$10,073,865	$3,019,955	$15,136,974	$2,968,532	$5,245,625	$1,477,039

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures

Period	Change in Compensation Actually Paid to PEO	Change in Average Compensation Actually Paid to Other NEOs	KTB Cumulative TSR	Peer Group Cumulative TSR	Change in KTB GAAP Net Income	Change in KTB Adjusted EPS

2020 to 2023	254%	207%	70%	62%	240%	63%
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2020 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 254% and 207%, respectively, compared to the Company’s 70% cumulative TSR over the same time period.
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2020 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 254% and207%, respectively, compared to a 240% increase in our GAAP Net Income over the same time period.
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted EPS. From 2020 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 254% and 207%, respectively, compared to a 63% increase in our Adjusted EPS over the same time period.
•Relationship Between the Company’s TSR and the Peer Group TSR. The cumulative TSR for the Peer Group disclosed in the table above was 62% from 2020 to 2023 as compared to the Company’s TSR, which was 70% over the same time period.

Tabular List, Table

GAAP Revenue (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 41)
Gross Margin (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 41)
Operating Income (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 41)
Adjusted EPS (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Long-Term Incentive Awards”, described on page 43)

Total Shareholder Return Amount	$ 169.98	104.55	127.77	98.08
Peer Group Total Shareholder Return Amount	161.65	130.00	131.74	112.02
Net Income (Loss)	$ 230,994,000	$ 245,493,000	$ 195,423,000	$ 67,923,000
Company Selected Measure Amount | $ / shares	4.26	4.49	4.28	2.61
PEO Name	Scott H. Baxter	Scott H. Baxter	Scott H. Baxter	Scott H. Baxter
Additional 402(v) Disclosure
3.The compensation actually paid amounts shown in this column differ from the amounts shown in the proxy statement filed in 2023, for the years ended 2022, 2021, and 2020, due to a correction in the methodology used to calculate compensation actually paid for our PEO and the average compensation paid to our non-PEO NEOs.
4.The Company has identified Adjusted EPS as the company-selected measure for the pay versus performance disclosure, representing the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2023 to the Company's performance. See “Appendix B-Reconciliation of Adjusted Financial Measures” at the end of this document for a reconciliation to the most directly comparable GAAP measure.

PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Change in Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,605,076	(1,338,563)	5,097,130	(832,067)
PEO | Change in Option Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	59,974	(144,322)
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	GAAP Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0
Non-PEO NEO | Change in Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,818,752	(155,320)	593,381	(244,350)
Non-PEO NEO | Change in Option Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (662)	$ (21,558)